SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13. SHARE-BASED COMPENSATION

Share incentive plan

Share options

In 2015, the Group adopted the 2015 Share Incentive Plan (the “2015 Plan”) and, in 2016, the Group adopted the 2016 Share Incentive Plan (the “2016 Plan”), which permits the grant of three types of awards: options, restricted shares and restricted share units. Persons eligible to participate in the 2015 Plan and 2016 Plan (collectively, the “Plans”) includes employees, consultants and directors of the Group or any of affiliates, which include the Group’s parent company, subsidiaries and the Group. Under the 2015 plan, a maximum ordinary shares available for issuance were 15,094,700. Under the 2016 Plan, a maximum of 16,771,900 ordinary shares were reserved for issuance. According to the resolutions of the board of director in 2017, the Group reserved additional 35,867,400 ordinary shares for the Plans. According to the resolutions of the board of director in 2018, the Group reserved additional 3,518,000 ordinary shares for the Plans.

During the year ended December 31 2020, the Group granted 680,300 share options at the exercise price of RMB24.11 per share, 2,853,911 share options at the exercise price of zero,3,345,098 share options at the exercise price of RMB24.11 per share,178,900 share options at the exercise price of RMB13.83 per share, 445,280 share options at the exercise price of RMB24.11 per share. These grants are subject to the following vesting conditions:

●	680,300 share options will vest over 5 years based on vesting of 15%, 20%, 20%, 20% and 25% at each anniversary subsequent to the grant date.
●	2,853,911 share options vested 1,426,955 on March,20,2020 and 1,426,955 on April,20,2020.
●	3,345,098 share options fully vested on May 28,2020.
●	178,900 share options will vest over 4 years based on vesting of 20%, 20%, 30%, and 30% at each anniversary subsequent to the grant date.
●	445,280 share options will vest annually in equal instalment over 5 years.

During the year ended December 31 2019, the Group granted 2,279,400 share options at the exercise price of RMB24.06 per share, 78,600 share options at the exercise price of RMB50.13 per share, and 21,500 share options at the exercise price of RMB14.32 per share. These grants are subject to the following vesting conditions:

●	100,100 share options will vest annually in equal instalment over 3 or 4 years.
●	34,600 share options will vest annually in equal instalment at each calendar year end of grant date over 4 years.
●	33,600 share options will vest annually in equal instalment at each anniversary subsequent to the grant date over 5 years. In addition to the service requirement, the share options will only vest upon IPO.
●	46,500 share options will vest over 5 years based on vesting of 15%, 20%, 20%, 20% and 25% at each anniversary subsequent to the grant date. In addition to the service requirement, the share options will only vest upon IPO.
●	64,700 share options will vest over 4 years based on vesting of 20%, 25%, 25%, and 30% at each anniversary subsequent to the grant date. In addition to the service requirement, the share options will only vest upon IPO.
●	100,000 share options will vest over 6 years based on vesting of 12%, 12%, 16%, 20%, 20% and 20% at each anniversary subsequent to the grant date. In addition to the service requirement, the share options will only vest upon IPO.
●	2,000,000 share options will vest over 5 years based on vesting of 40%, 15%, 15%, 15%, and 15% at each anniversary of grant date. In addition to the service requirement, the share options will only vest upon IPO.

During the year ended December 31, 2018, the Group granted 1,118,400 share options at the exercise price of RMB24.06 per share, 961,100 share options at the exercise price of RMB14.32 per share. These grants are subject to the following vesting conditions:

●	618,400 share options will vest annually in equal instalment at each calendar year end subsequent to the grant date over 5 years. In addition to the service requirement, 500,700 share options will only vest upon IPO.
●	400,000 share options will vest over 4 years based on vesting of 40%, 20%, 20% and 20% at each calendar year end subsequent to the grant date. In addition to the service requirement, the share options will only vest upon IPO.
●	357,800 share options will vest over 4 years based on vesting of 20%, 20%, 30%, and 30% at each calendar year end subsequent to the grant date. In addition to the service requirement, 178,900 share options will only vest upon IPO.
●	100,000 share options will vest over 5 years based on vesting of 16%,16%,16%,16%,16% and 20% of the options will be average vested on each year end of grant date. In addition to the service requirement, the share options will only vest upon IPO.
●	603,300 share options will vest over 3 years based on vesting of 60%,30% and 10% of the options will be average vested on each year end of grant date.

The vesting of the share options granted during the years ended December 31 2018, 2019 and 2020 are also subject to certain annual performance targets established by the Group’s Board of Directors and Chief Executive Officer(“CEO”). The Group recognized compensation expenses related to the option linked to these performance targets during the vesting period based on the probable outcome of these performance conditions. The Group has determined that it is probable these conditions will be met; as such the share-based compensation is recognized over the vesting period.

The Group calculated the estimated fair value of the share options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions used in 2018, 2019 and 2020. The weighted-average grant-date fair value of the share options granted during 2018, 2019 and 2020 was RMB69.34, RMB38.29 and RMB35.88 respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
Risk free rate of interest	2.45% ‑ 2.98%	1.79%-2.53%	0.27%-1.47%
Volatility	43.5% ‑ 48.3%	43.4%-55.3%	48.8%-59.5%
Dividend yield	—	—	—
Exercise multiples	2.2 / 2.8	2.2 / 2.8	2.2 / 2.8
Life of option (years)	4.0 ‑ 6.0	4.0 - 6.0	2.5-6.0

(1)  Risk free rate of interest

Based on the daily treasury long term rate of U.S. Department of the treasury with a maturity period close to the expected term of the option.

(2)  Volatility

The volatility factor estimated was based on the annualized standard deviation of the daily return embedded in historical share prices of the selected guide line companies with a time horizon close to the expected expiry of the term.

(3)  Dividend yield

The Company has never declared or paid any cash dividends on the Company’s capital stock, and does not anticipate any dividend payments on the Company’s ordinary shares in the foreseeable future.

(4)  Exercise multiples

The expected exercise multiple was estimated as the average ratio of the stock price as at the time when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to academic research publications. For key management grantee and non-key management grantee, the exercise multiple was estimated to be 2.8 and 2.2 respectively.

The activity in share options during period from December 31, 2019 to December 31, 2020 is set out below:

			Weighted
		Weighted	Average
	Number of	Average	Grant‑date
	Options	Exercise Price	Fair Value
		RMB	RMB
Outstanding as of December 31, 2019	36,474,200	12.28	34.61
Granted	7,503,489	14.70	35.88
Exercised	(8,319,681)	—	22.00
Forfeited	(6,384,600)	17.05	39.66
Outstanding as of December 31, 2020	29,273,408	17.24	40.24

The following table summarizes information with respect to share options outstanding as of December 31, 2020:

	Options Outstanding		Options Exercisable
		Weighted		Weighted
		Average		Average
	Number	Remaining	Number	Remaining
Exercise Price	Outstanding	Contractual Life	Outstanding	Contractual Life
RMB
7.78	10,340,000	0.64	9,878,000	0.52
14.32	12,036,630	1.97	11,644,230	1.94
24.06	2,641,500	3.55	—	—
24.11	4,176,678	3.55	3,345,098	3.55
51.05	78,600	3.02	—	—
	29,273,408		24,867,328

The share-based compensation expenses recognized with each issuance of share options since January 1, 2015 are as follows:

	For the year ended
	December 31,
Date of Grant	2018	2019	2020
	RMB	RMB	RMB
10/07/2015	2,613	—	—
25/09/2015	111	57	—
01/07/2016	47,177	27,771	10,319
16/08/2016	241	251	—
23/08/2016	2,336	2,442	1,571
01/09/2016	1,546	1,616	—
06/09/2016	3,524	3,427	898
01/08/2017	9,686	10,124	6,623
11/09/2017	8,713	9,107	—
10/10/2017	2,732	2,856	2,862
20/10/2017	393,648	63,246	—
26/12/2017	—	135,997	4,674
19/01/2018	33,623	8,486	1,533
07/03/2018	2,193	4,162	—
27/03/2018	—	6,345	3,604
27/04/2018	—	10,377	—
01/09/2018	—	1,366	1,028
29/09/2018	—	20,195	4,600
24/12/2018	19	1,095	—
07/01/2019	—	1,842	839
21/04/2019	—	653	309
13/06/2019	—	97	177
14/06/2019	—	41	75
01/07/2019	—	41,598	13,657
21/2/2020	—	—	110,145
28/2/2020	—	—	127,716
Share‑based compensation recognized for share options	508,162	353,151	290,630

A summary of share based compensation recognized related to share options granted and ordinary shares issued is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
General and administrative expenses	508,162	353,151	290,630
Total	508,162	353,151	290,630

As of December 31, 2018, 2019 and 2020, unrecognized compensation cost related to unvested option awards granted to employees of the Group was RMB410,202, RMB150,349 and RMB8,741, respectively. As of December 31, 2020, such cost was expected to be recognized over a weighted average period of 3.24 years.